Securities (Tables)	12 Months Ended
Dec. 31, 2021
Securities
Schedule of securities

As at December 31:	2021	2020
Short-term securities
Equity securities at FVTPL, publicly traded	$4,939	$2,509
Investment funds at FVTPL, unlisted	2,761	4,096
Debt securities at FVTPL, unlisted	770	873
Debt securities at FVTOCI, publicly traded	10,786	11,019
	$19,256	$18,497
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	$3,625	$3,721